STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	0 Months Ended							1 Months Ended			6 Months Ended		8 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended						6 Months Ended				0 Months Ended								1 Months Ended	6 Months Ended	0 Months Ended							1 Months Ended	6 Months Ended	0 Months Ended
	Aug. 14, 2013	Jul. 29, 2013	Jul. 25, 2013	Jun. 24, 2013	May 31, 2013	Apr. 22, 2013	Apr. 17, 2013	Jun. 30, 2013	Apr. 30, 2013	Jan. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013	Mar. 31, 2013	Dec. 07, 2012	Dec. 07, 2011	Dec. 06, 2011	Nov. 25, 2011	Jun. 30, 2013 Warrants	Jun. 30, 2013	Jun. 30, 2013 Consulting Agreement 1 - 04-17-2013	Jun. 30, 2013 Consulting Agreement 1 - 06-28-2013	Aug. 14, 2013 Post Stock Split	Jul. 29, 2013 Post Stock Split	Jun. 28, 2013 Post Stock Split	Jun. 11, 2013 Post Stock Split	May 31, 2013 Post Stock Split	May 22, 2013 Post Stock Split	Apr. 22, 2013 Post Stock Split	Apr. 17, 2013 Post Stock Split	Apr. 30, 2013 Post Stock Split	Jun. 30, 2013 Post Stock Split Warrants	Apr. 17, 2013 Post Stock Split Vesting Immediately	Apr. 17, 2013 Post Stock Split Vesting Over 12 Months	Jun. 28, 2013 Pre Stock Split	Jun. 11, 2013 Pre Stock Split	May 31, 2013 Pre Stock Split	Apr. 22, 2013 Pre Stock Split	Apr. 17, 2013 Pre Stock Split	Apr. 30, 2013 Pre Stock Split	Jun. 30, 2013 Pre Stock Split Warrants	Apr. 17, 2013 Pre Stock Split Vesting Immediately	Apr. 17, 2013 Pre Stock Split Vesting Over 12 Months
Common stock, shares authorized								200,000,000			200,000,000		200,000,000	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000	75,000,000
Common stock, par value								$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.001	$ 0.0001
Preferred stock, shares authorized								50,000,000			50,000,000		50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000
Preferred stock, par value								$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Reverse stock split ratio				one (1) for thirteen (13) basis
Share-based compensation														$ 33,287								$ 45,733	$ 506,250
Common Stock
Ownership units sold																														999,998.0				2,404.0						13,000,000.0			31,250.0
Gross proceeds from sale of ownership units	800,000				5,200,000				25,000
Price of ownership unit sold																														$ 5.20				$ 10.40						$ 0.40			$ 0.80
Shares in each ownership unit sold	1	1							2
Warrants in each ownership unit sold	3	3							1
Shares sold in ownership units										10,029,965																153,846	5,696			999,998				4,808
Warrants sold in ownership units																										76,923	2,848			499,999				2,404
Warrant Exercise Price																						6.68								6.50				7.80						0.50			0.60
Consulting agreement, monthly retainer							5,000
Shares issued for services		1,923	4,380					11,538																				67,308			23,077		30,769					875,000				400,000
Vesting terms																																				7,692	23,077								100,000	300,000
Value of shares issued for services			(30,000)					58,000			564,250	75,000		198,287	198,287	762,537
Grant date fair value (per share)		$ 7.00	$ 6.85					$ 5.03														$ 6.50						$ 4.55	$ 5.27		$ 5.85	$ 4.94							$ 0.41		$ 0.38
Placement agent fees					170,000
Placement agent fees, previously paid as a retainer					30,000
Warrant limitation threshold					99.90%
Shares issued in acquisition of CyberFone Systems, shares																																461,538									6,000,000
Shares issued in acquisition of CyberFone Systems, value						2,280,000								925	925	925
Stock-based consulting expense											11,250
Stock-based prepaid expense																								123,750	306,256
Shares issued to CFO and director for services																													96,154										1,250,000
Common Stock Warrants
Warrants forfeited																						(73,077)													73,077									950,000
Unrecognized compensation expense - warrants																						$ 144,820